Average Annual Total Returns - FidelityLeveragedCompanyStockFund-KPRO - FidelityLeveragedCompanyStockFund-KPRO - Fidelity Leveraged Company Stock Fund	Sep. 29, 2023
Fidelity Leveraged Company Stock Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(23.06%)
Past 5 years	6.96%
Past 10 years	9.37%
RS006
Average Annual Return:
Past 1 year	(17.32%)
Past 5 years	7.10%
Past 10 years	10.96%
IXXVV
Average Annual Return:
Past 1 year	(16.72%)
Past 5 years	4.11%
Past 10 years	6.49%